Combined Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Computation of Earnings Per Share

Earnings per share for total operations for the 12 months were as follows:

	€	€	€
	2018	2017	2016
Basic earnings per share	3.50	2.16	1.83
Diluted earnings per share	3.48	2.15	1.82
Underlying earnings per share	2.36	2.24	2.03

	Millions of share units
Calculation of average number of share units	2018	2017	2016
Average number of shares: NV	1,714.7	1,714.7	1,714.7
PLC	1,264.0	1,310.2	1,310.2
Less treasury shares held by employee share trusts and companies	(295.4)	(223.3)	(184.7)

Combined average number of share units – used for basic earnings per share	2,683.3	2,801.6	2,840.2
Add dilutive effect of share-based compensation plans	11.5	12.4	13.7

Diluted combined average number of share units – used for diluted and underlying earnings per share	2,694.8	2,814.0	2,853.9

		€ million	€ million	€ million
Calculation of earnings	Notes	2018	2017	2016
Net profit		9,808	6,486	5,547
Non-controlling interests		(419)	(433)	(363)

Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share		9,389	6,053	5,184
Post tax impact of non-underlying items	3	(3,024)	262	601

Underlying profit attributable to shareholders’ equity – used for underlying earnings per share		6,365	6,315	5,785